May 15, 2020

AMG FUNDS I

AMG Managers Brandywine Fund

AMG Managers Brandywine Blue Fund

Supplement dated May 15, 2020 to the Prospectus, dated February 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds I (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is hereby amended as follows:

In the sub-section titled “Principal Risks” in the “Summary of the Funds” section for each Fund, “Market Risk” is hereby deleted and replaced with the following:

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.

AMG FUNDS I

AMG FQ Tax-Managed U.S. Equity Fund

AMG FQ Global Risk-Balanced Fund

AMG FQ Long-Short Equity Fund

Supplement dated May 15, 2020 to the Prospectus, dated March 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ Global Risk-Balanced Fund and AMG FQ Long-Short Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds I (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is hereby amended as follows:

In the sub-section titled “Principal Risks” in the “Summary of the Funds” section for each Fund, “Market Risk” is hereby deleted and replaced with the following:

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.

AMG FUNDS I

AMG Frontier Small Cap Growth Fund

AMG Managers Emerging Opportunities Fund

AMG GW&K Core Bond ESG Fund

Supplement dated May 15, 2020 to the Prospectus, dated March 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund and AMG GW&K Core Bond ESG Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds I (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is hereby amended as follows:

In the sub-section titled “Principal Risks” in the “Summary of the Funds” section for each Fund, “Market Risk” is hereby deleted and replaced with the following:

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.